3 BUSINESS COMBINATIONS (Details 1) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 12,268,259	$ 6,686,938	$ 24,609,186	$ 13,699,902		$ 36,145,589	$ 20,261,172
Earnings			$ (5,003,010)	$ (2,370,074)	$ (1,890,758)	(2,780,686)	(814,075)
Ameri Georgia
Revenue							8,600,000
Earnings							$ 1,000,000
BigTech
Revenue						500,000
Earnings						0
Virtuoso
Revenue						1,100,000
Earnings						200,000
DCM
Revenue						7,700,000
Earnings						$ 300,000